SEGMENT REPORTING (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Net revenue	$ 57,099,884	$ 50,033,200	$ 46,096,684
Cost of revenue	51,461,354	42,494,047	36,416,772
GROSS PROFIT	5,638,530	7,539,153	9,679,912
Depreciation and amortization	1,201,229	1,105,588	1,188,173
Capital Expenditures	3,493,374	449,765	616,388
TOTAL ASSETS	75,353,263	48,143,138
Oxytetracycline & Licorice products and TCMD
Segment Reporting Information [Line Items]
Net revenue	33,451,159	32,602,384	30,149,950
Cost of revenue	28,362,016	25,004,712	22,324,422
GROSS PROFIT	5,089,143	7,597,672	7,825,528
Depreciation and amortization	951,015	886,323	985,212
Capital Expenditures	3,321,629	377,953	331,917
TOTAL ASSETS	60,786,870	34,370,665
Fertilizer
Segment Reporting Information [Line Items]
Net revenue	486,171	701,701	549,231
Cost of revenue	463,738	304,670	186,504
GROSS PROFIT	22,433	397,031	362,727
Depreciation and amortization	47,194	38,792	38,525
Capital Expenditures	46,169	33,914	5,598
TOTAL ASSETS	2,540,189	2,438,442
Heparin products and Sausage casing
Segment Reporting Information [Line Items]
Net revenue	23,162,554	16,729,115	15,397,503
Cost of revenue	22,635,600	17,184,665	13,905,846
GROSS PROFIT	526,954	(455,550)	1,491,657
Depreciation and amortization	203,020	180,473	164,436
Capital Expenditures	125,576	37,898	$ 278,873
TOTAL ASSETS	$ 12,026,204	$ 11,334,031